Fair Value Measurement	12 Months Ended
Dec. 31, 2014
Fair Value Measurement [Abstract]
Fair Value Measurement

Note 3. Fair Value Measurement

The following tables summarize the Company's financial assets and liabilities that are carried at fair value on a recurring basis, by fair value hierarchy, in the condensed consolidated balance sheets:

	December 31, 2014
	(U.S. $ in thousands)
	Level 2	Level 3	Total
Assets:
Foreign exchange forward contracts not
designated as hedging instruments	$3,753	$-	$3,753
Liabilities:
Foreign exchange forward contracts not
designated as hedging instruments	(2,901)	-	(2,901)
Foreign exchange forward contracts
designated as hedging instruments	(1,243)	-	(1,243)
Obligations in connection with acquisitions	-	(35,656)	(35,656)
	$(391)	$(35,656)	$(36,047)

	December 31, 2013
	(U.S. $ in thousands)
	Level 2	Level 3	Total
Assets:
Long term investment	$1,634	$-	$1,634
Foreign exchange forward contracts not
designated as hedging instruments	301	-	301
Foreign exchange forward contracts
designated as hedging instruments	153	-	153
Liabilities:
Foreign exchange forward contracts not
designated as hedging instruments	(1,543)	-	(1,543)
Obligations in connection with acquisitions	-	(29,025)	(29,025)
	$545	$(29,025)	$(28,480)

Long term investment consists of an investment in debt securities classified as available-for-sale and are recorded at fair value. The fair value is based on the sale of similar securities in the market, as well as last sales of these securities in the market (Level 2 inputs). The debt securities were sold during the first quarter of 2014.

The Company's foreign exchange forward contracts are classified as Level 2, as they are not actively traded and are valued using pricing models that use observable market inputs.

Other financial instruments consist mainly of cash and cash equivalents, short-term bank deposits, current and non-current receivables, net investment in sales-type leases, short-term debt, accounts payable and accruals. The fair value of these financial instruments approximates their carrying values.

The following table is a reconciliation of the change for those financial liabilities where fair value measurements are estimated utilizing Level 3 inputs, which consist of obligations in connection with acquisitions (in thousands):

	2014	2013

	(U.S. $ in thousands)
Fair value as of January 1	$29,025	$-
Cash settlements	(10,795)	-
Additions	43,576	28,271
Change in fair value recognized in earnings	(26,150)	754
Fair value as of December 31	$35,656	$29,025

The Company's additions to the obligations in connection with acquisitions during 2014 relates to the deferred payments in connection with the Solid Concepts transaction. The additions to the obligations in connection with acquisitions during 2013 relates to the earn-out obligations in connection with the MakerBot transaction. The Company's payments during 2014 of the obligations in connection with acquisitions are related to the earn-out payment in connection with the MakerBot transaction. Change in fair value recognized in earnings during 2014 includes approximately $7.9 million unrealized gain due to revaluation of the deferred payments in connection with the Solid Concepts transaction. For further information on these obligations refer to note 2.